CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.4%
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 3.3%
Cellnex Telecom SA	1,094,989	$44,718,344	(a)
Deutsche Telekom AG, Registered Shares	6,191,130	134,974,264	(a)

Total Diversified Telecommunication Services		179,692,608

Interactive Media & Services - 1.3%
Tencent Holdings Ltd.	1,616,112	74,278,370	(a)

TOTAL COMMUNICATION SERVICES		253,970,978

CONSUMER DISCRETIONARY - 13.4%
Hotels, Restaurants & Leisure - 2.5%
Amadeus IT Group SA	1,194,157	85,664,194	(a)
Compass Group PLC	1,933,192	50,297,120	(a)

Total Hotels, Restaurants & Leisure		135,961,314

Household Durables - 2.8%
Sony Group Corp.	1,641,334	153,737,592	(a)

Specialty Retail - 2.6%
Industria de Diseno Textil SA	3,755,586	143,755,646	(a)

Textiles, Apparel & Luxury Goods - 5.5%
Dr. Martens PLC	2,895,859	5,664,861	(a)
Kering SA	169,834	97,512,758	(a)
LVMH Moet Hennessy Louis Vuitton SE	216,788	201,345,745	(a)

Total Textiles, Apparel & Luxury Goods		304,523,364

TOTAL CONSUMER DISCRETIONARY		737,977,916

CONSUMER STAPLES - 11.9%
Beverages - 1.9%
Diageo PLC	2,463,803	107,526,009	(a)

Consumer Staples Distribution & Retail - 1.4%
Loblaw Cos. Ltd.	862,299	76,509,296

Food Products - 3.9%
Nestle SA, Registered Shares	1,740,625	213,260,008	(a)

Personal Care Products - 4.7%
Haleon PLC	19,601,305	84,607,554	(a)
L’Oreal SA	211,626	98,429,239	(a)
Shiseido Co. Ltd.	1,764,819	77,376,840	(a)

Total Personal Care Products		260,413,633

TOTAL CONSUMER STAPLES		657,708,946

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Suncor Energy Inc.	1,822,134	57,013,801

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2023 Quarterly Report	1

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 14.0%
Banks - 1.8%
BNP Paribas SA	430,479	$28,389,158	(a)
Intesa Sanpaolo SpA	24,517,384	70,896,120	(a)

Total Banks		99,285,278

Capital Markets - 7.8%
3i Group PLC	2,203,845	55,914,160	(a)
Deutsche Boerse AG	487,022	93,314,152	(a)
Hong Kong Exchanges & Clearing Ltd.	2,164,189	91,246,594	(a)
London Stock Exchange Group PLC	1,756,056	190,698,562	(a)

Total Capital Markets		431,173,468

Financial Services - 2.0%
Adyen NV	45,417	84,294,647	*(a)
Edenred	397,870	25,841,794	(a)

Total Financial Services		110,136,441

Insurance - 2.4%
AIA Group Ltd.	13,215,395	132,216,613	(a)

TOTAL FINANCIALS		772,811,800

HEALTH CARE - 14.0%
Biotechnology - 1.5%
Argenx SE, ADR	133,934	67,567,025	*
Zai Lab Ltd., ADR	579,518	17,420,311	*

Total Biotechnology		84,987,336

Health Care Equipment & Supplies - 5.6%
Alcon Inc.	1,190,398	101,292,933	(a)
EssilorLuxottica SA	222,301	44,721,460	(a)
Olympus Corp.	6,703,842	109,386,143	(a)
Straumann Holding AG, Registered Shares	325,079	53,791,790	(a)

Total Health Care Equipment & Supplies		309,192,326

Pharmaceuticals - 6.9%
Daiichi Sankyo Co. Ltd.	3,175,369	97,800,154	(a)
Novo Nordisk A/S, Class B Shares	1,488,764	240,066,531	(a)
Roche Holding AG	139,284	43,185,209	(a)

Total Pharmaceuticals		381,051,894

TOTAL HEALTH CARE		775,231,556

INDUSTRIALS - 17.4%
Aerospace & Defense - 4.7%
Airbus SE	572,312	84,301,569	(a)
CAE Inc.	2,257,587	51,583,890	*
Safran SA	744,600	123,613,356	(a)

Total Aerospace & Defense		259,498,815

See Notes to Schedule of Investments.

2	ClearBridge International Growth Fund 2023 Quarterly Report

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 2.9%
Brambles Ltd.	7,543,975	$71,371,855	(a)
Rentokil Initial PLC	10,861,918	88,569,853	(a)

Total Commercial Services & Supplies		159,941,708

Ground Transportation - 2.6%
Canadian Pacific Kansas City Ltd.	1,768,615	145,523,625

Machinery - 2.6%
Atlas Copco AB, Class A Shares	4,059,348	57,666,630	(a)
Sandvik AB	4,099,260	83,266,331	(a)

Total Machinery		140,932,961

Professional Services - 4.3%
Computershare Ltd.	2,213,530	37,331,760	(a)
Recruit Holdings Co. Ltd	1,593,478	55,191,193	(a)
RELX PLC	2,474,622	83,287,730	(a)
Teleperformance	59,444	8,621,685	(a)
Thomson Reuters Corp.	395,814	53,429,562

Total Professional Services		237,861,930

Trading Companies & Distributors - 0.3%
MonotaRO Co. Ltd.	1,409,365	17,201,076	(a)

TOTAL INDUSTRIALS		960,960,115

INFORMATION TECHNOLOGY - 14.7%
Electronic Equipment, Instruments & Components - 1.8%
Keyence Corp.	220,620	99,001,509	(a)

IT Services - 2.9%
Accenture PLC, Class A Shares	349,308	110,503,586
Nomura Research Institute Ltd.	758,790	21,560,958	(a)
Shopify Inc., Class A Shares	384,815	26,005,798	*

Total IT Services		158,070,342

Semiconductors & Semiconductor Equipment - 6.0%
ASML Holding NV	199,512	142,904,223	(a)
SolarEdge Technologies Inc.	83,539	20,171,327	*
Tokyo Electron Ltd.	1,122,419	168,460,574	(a)

Total Semiconductors & Semiconductor Equipment		331,536,124

Software - 4.0%
Nice Ltd., ADR	249,086	54,263,385	*
SAP SE	1,011,818	138,023,731	(a)
Xero Ltd.	354,160	29,112,463	*(a)

Total Software		221,399,579

TOTAL INFORMATION TECHNOLOGY		810,007,554

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2023 Quarterly Report	3

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
MATERIALS - 3.3%
Chemicals - 2.5%
Givaudan SA, Registered Shares		14,893	$50,270,916	(a)
Linde PLC		231,814	90,562,775

Total Chemicals			140,833,691

Construction Materials - 0.8%
CRH PLC		711,477	42,383,333

TOTAL MATERIALS			183,217,024

UTILITIES - 3.1%
Electric Utilities - 3.1%
EDP - Energias de Portugal SA		23,859,698	111,468,726	(a)
Iberdrola SA		4,994,088	62,333,868	(a)

TOTAL UTILITIES			173,802,594

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,606,886,394)			5,382,702,284

	RATE
SHORT-TERM INVESTMENTS - 3.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.089%	132,047,702	132,047,702	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.183%	56,591,872	56,591,872	(b)(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $188,639,574)			188,639,574

TOTAL INVESTMENTS - 100.8% (Cost - $4,795,525,968)			5,571,341,858
Liabilities in Excess of Other Assets - (0.8)%			(45,480,613)

TOTAL NET ASSETS - 100.0%			$5,525,861,245

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2023, the total market value of investments in Affiliated Companies was $56,591,872 and the cost was $56,591,872 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge International Growth Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Fund currently operates as a diversified fund. The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

5

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

6

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$76,509,296	$581,199,650	—	$657,708,946
Energy	57,013,801	—	—	57,013,801
Health Care	84,987,336	690,244,220	—	775,231,556
Industrials	250,537,077	710,423,038	—	960,960,115
Information Technology	210,944,096	599,063,458	—	810,007,554
Materials	132,946,108	50,270,916	—	183,217,024
Other Common Stocks	—	1,938,563,288	—	1,938,563,288

Total Long-Term Investments	812,937,714	4,569,764,570	—	5,382,702,284

Short-Term Investments†	188,639,574	—	—	188,639,574

Total Investments	$1,001,577,288	$4,569,764,570	—	$5,571,341,858

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

7

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2023. The following transactions were effected in such company for the period ended July 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$15,930,014	$324,459,818	324,459,818	$283,797,960	283,797,960	—	$878,480	—	$56,591,872

8